Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP (Tables)	12 Months Ended
Dec. 31, 2021
Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Disclosure of detailed information about adjustments for reconciliation of financial position and financial performance between IFRS and US GAAP

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Loss for the year under IFRS	(967,682)	(165,449)	(95,257)
Items increasing (decreasing) reported net profit:
Impairment reversal, note 27(a) and 11(b)	(97,592)	—	—
Reversal of depreciation of assets impaired under IFRS, note 27(a)	(77,846)	(97,352)	(205,653)
Reversal of depreciation of assets impaired under U.S. GAAP, note 27(a)	83,966	104,108	204,276
Stripping activity asset, note 27(b)	(34,333)	(32,169)	7,533
Reclamation and mine closure, note 27(c)	(759,617)	(61,555)	54,873
Asset retirement costs, note 27(c)	21,764	16,702	14,504
Inventories, note 27(d)	4,925	(929)	(7,740)
Debt instrument interest, note 27(f)	1,657	1,497	1,497
Interest regarding tax claim, note 27(g)	—	(16,496)	16,839
Income tax payable, including fines, note 27(g)	—	(11,920)	12,168
Conga asset sales, and related assets- impairment impact, note 27(a) and note 10.	(395,434)	—	—
Others	340	20	276
	(1,252,170)	(98,094)	98,573
Income (loss) for the year under U.S. GAAP	(2,219,852)	(263,543)	3,316

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Partners' equity (deficit) under IFRS	(643,939)	324,387	489,712
Items increasing (decreasing) reported partners' equity (deficit):
Impairment loss for IFRS, note 27(a) and 11(b)	1,976,162	2,469,188	2,469,188
Reversal of depreciation of assets impaired under IFRS, note 27(a)	(1,375,535)	(1,297,689)	(1,200,337)
Elimination of impairment loss recorded under U.S. GAAP, note 27(a)	(933,200)	(933,200)	(933,200)
Reversal of depreciation of assets impaired under U.S.GAAP, note 27(a)	884,262	800,296	696,188
Stripping activity asset, note 27(b)	(74,742)	(40,409)	(8,240)
Asset retirement cost, note 27(c)	43,682	(29,149)	(59,160)
Reclamation and mine closure, note 27(c)	(745,712)	64,971	139,834
Inventories, note 27(d)	(841)	(5,766)	(4,837)
Debt instruments, note 27(f)	47,081	45,424	43,927
Contingencies, note 27(e)	1,228	1,228	1,228
Income tax payable contingency, including fines, note 27(g)	—	—	12,168
Interest regarding tax claim, note 27(g)	—	—	16,839
Others	4,020	3,681	3,072
	173,595	1,078,575	1,176,679
Partners' equity (deficit) under U.S. GAAP	(817,534)	1,402,962	1,666,382

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Disclosure of detailed information about adjustments for reconciliation of financial position and financial performance between IFRS and US GAAP

The following is a summary of the main adjustments to net income for the years ended December 31, 2021, 2020 and 2019 and to shareholders' equity as of December 31, 2021, 2020 and 2019 that would be required if U.S. GAAP had been applied instead of IFRS in the financial statements:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)
Net profit under IFRS	1,191,474	274,544	390,377
Items increasing (decreasing) reported net profit:
Stripping activity asset, net of amortization, note 23 (a)	(100,662)	31,419	(41,508)
Inventories valuation, note 23 (b)	(23,831)	(906)	(53,424)
Remediation and mine closure, note 23 (e)	(148)	23	23
Deferred workers' profit sharing, note 23 (c)	27,749	(24,255)	(23,449)
Lease activity	1,189	1,597	2,071
Deferred income tax, note 23 (d)	38,164	(2,411)	45,759
Mine equipment main components, note 23(f)	(13,596)	(13,516)	—
Other	(357)	(223)	(134)
Net income under U.S. GAAP	1,119,982	266,272	319,715

	2021	2020	2019
	US$(000)	US$(000)	US$(000)
Shareholders’ equity under IFRS	6,127,006	5,635,328	5,359,323
Items increasing (decreasing) reported shareholder’s equity:
Stripping activity asset, net of amortization, note 23 (a)	(368,258)	(267,596)	(299,015)
Inventories valuation, note 23 (b)	(241,538)	(217,707)	(216,801)
Remediation and mine closure, note 23(e)	(5,627)	(5,480)	(5,503)
Deferred workers' profit sharing note 23(c)	(59,666)	(87,415)	(63,160)
Lease activity	4,857	3,668	2,071
Deferred income tax, note 23(d)	231,339	193,176	195,587
Mine equipment main components, note 23(f)	(27,112)	(13,516)	—
Stock-based compensation, note 23 (g)	(11,740)	(11,535)	(10,074)
Other	58	415	637
Shareholders’ equity under U.S. GAAP	5,649,319	5,229,338	4,963,065

(a)	As a result of additional analysis of the amounts performed in 2021, the Company identified additional reconciling differences; consequently, the related amounts for 2020 and 2019 originally reported were updated and retrospectively adjusted to be consistent to 2021 amounts. Equity for those years was retrospectively adjusted from US$5,249,727 to US$5,229,338 and US$4,972,580 to US$4,963,065, respectively. Net income for 2020 was retrospectively adjusted from US$275,686 to US$266,272, net income for 2019 had no change. These changes were mainly caused the stock-based compensation items and Mine equipment main components, which were not being considered in the reconciliation.